MATERIAL ACCOUNTING POLICIES (Details 2)	12 Months Ended
Jun. 30, 2025
Starbuds trade name
Statement [Line Items]
Amortization Term	Indefinite
Maximum
Statement [Line Items]
Amortization term	5 years
Minimum
Statement [Line Items]
Amortization term	3 years